Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Maturities of Long-term Debt [Abstract]
Long-Term Debt, Current Maturities, Gross	$ 97,000	$ 40,000
Long-term Debt, Maturities, Repayments of Principal in Year Two	30,000
Long-term Debt, Maturities, Repayments of Principal in Year Three	75,000
Long-term Debt, Maturities, Repayments of Principal in Year Four	60,000
Long-term Debt, Maturities, Repayments of Principal in Year Five	0
Long-term Debt, Maturities, Repayments of Principal after Year Five	524,700
Debt Instruments [Abstract]
Long-term Debt, Gross	786,700	726,700
Long-Term Debt, Current Maturities, Gross	97,000	40,000
Long-term Debt, Excluding Current Maturities, Gross	689,700	686,700
Debt Outstanding
Proceeds from Issuance of Debt	100,000
Short-term Debt, Other Disclosures [Abstract]
Short-term Debt	54,200	53,300
Bank Loans	$ 0	$ 0
Short-term Debt, Weighted Average Interest Rate, at Point in Time	1.90%	0.80%
Commercial Paper, Maximum Maturity	11 days
Commercial Paper, Average Maturity	6 days
Liabilities, Fair Value Disclosure [Abstract]
Long-term Debt, Gross	$ 786,700	$ 726,700
Unamortized Debt Issuance Expense	(6,813)	(7,377)
Long-term Debt	779,887	719,323
Debt Instrument, Fair Value Disclosure	853,339	793,339
Note 7000 Series B Due 2017 [Member]
Debt Instruments [Abstract]
Secured Debt	$ 0	$ 40,000
Debt Outstanding
Debt Instrument, Interest Rate, Stated Percentage	0.00%	7.00%
Repayments of Long-term Debt [Abstract]
Extinguishment of Debt, Amount	$ 40,000
Note 1545 Series Due 2018 [Member]
Debt Instruments [Abstract]
Secured Debt	$ 75,000	$ 75,000
Debt Outstanding
Debt Instrument, Interest Rate, Stated Percentage	1.545%	1.55%
Note 6600 Series B Due 2018 [Member]
Debt Instruments [Abstract]
Secured Debt	$ 22,000	$ 22,000
Debt Outstanding
Debt Instrument, Interest Rate, Stated Percentage	6.60%	6.60%
Note 8310 Series B Due 2019 [Member]
Debt Instruments [Abstract]
Secured Debt	$ 10,000	$ 10,000
Debt Outstanding
Debt Instrument, Interest Rate, Stated Percentage	8.31%	8.31%
Note 7630 Series B Due 2019 [Member]
Debt Instruments [Abstract]
Secured Debt	$ 20,000	$ 20,000
Debt Outstanding
Debt Instrument, Interest Rate, Stated Percentage	7.63%	7.63%
Note 5370 Series B Due 2020 [Member]
Debt Instruments [Abstract]
Secured Debt	$ 75,000	$ 75,000
Debt Outstanding
Debt Instrument, Interest Rate, Stated Percentage	5.37%	5.37%
Note 9050 Series A Due 2021 [Member]
Debt Instruments [Abstract]
Secured Debt	$ 10,000	$ 10,000
Debt Outstanding
Debt Instrument, Interest Rate, Stated Percentage	9.05%	9.05%
Note 3176 Series B Due 2021 [Member]
Debt Instruments [Abstract]
Secured Debt	$ 50,000	$ 50,000
Debt Outstanding
Debt Instrument, Interest Rate, Stated Percentage	3.176%	3.18%
Note 3542 Series B Due 2023 [Member]
Debt Instruments [Abstract]
Secured Debt	$ 50,000	$ 50,000
Debt Outstanding
Debt Instrument, Interest Rate, Stated Percentage	3.542%	3.542%
Note 5620 Series B Due 2023 [Member]
Debt Instruments [Abstract]
Secured Debt	$ 40,000	$ 40,000
Debt Outstanding
Debt Instrument, Interest Rate, Stated Percentage	5.62%	5.62%
Note 7720 Series B Due 2025 [Member]
Debt Instruments [Abstract]
Secured Debt	$ 20,000	$ 20,000
Debt Outstanding
Debt Instrument, Interest Rate, Stated Percentage	7.72%	7.72%
Note 6520 Series B Due 2025 [Member]
Debt Instruments [Abstract]
Secured Debt	$ 10,000	$ 10,000
Debt Outstanding
Debt Instrument, Interest Rate, Stated Percentage	6.52%	6.52%
Note 7050 Series B Due 2026 [Member]
Debt Instruments [Abstract]
Secured Debt	$ 20,000	$ 20,000
Debt Outstanding
Debt Instrument, Interest Rate, Stated Percentage	7.05%	7.05%
Note 3211 Series B Due 2026 [Member]
Debt Instruments [Abstract]
Secured Debt	$ 35,000	$ 35,000
Debt Outstanding
Debt Instrument, Interest Rate, Stated Percentage	3.211%	3.21%
Note 7000 Series Due 2027 [Member]
Debt Instruments [Abstract]
Secured Debt	$ 20,000	$ 20,000
Debt Outstanding
Debt Instrument, Interest Rate, Stated Percentage	7.00%	7.00%
Note 2822 Series Due 2027 [Member] [Domain]
Debt Instruments [Abstract]
Secured Debt	$ 25,000	$ 0
Debt Outstanding
Proceeds from Issuance of Debt	$ 25,000
Debt Instrument, Interest Rate, Stated Percentage	2.822%	0.00%
Note 6650 Series Due 2027 [Member]
Debt Instruments [Abstract]
Secured Debt	$ 19,700	$ 19,700
Debt Outstanding
Debt Instrument, Interest Rate, Stated Percentage	6.65%	6.65%
Note 6650 Series Due 2028 [Member]
Debt Instruments [Abstract]
Secured Debt	$ 10,000	$ 10,000
Debt Outstanding
Debt Instrument, Interest Rate, Stated Percentage	6.65%	6.65%
Note 7740 Series Due 2030 [Member]
Debt Instruments [Abstract]
Secured Debt	$ 20,000	$ 20,000
Debt Outstanding
Debt Instrument, Interest Rate, Stated Percentage	7.74%	7.74%
Note 7850 Series Due 2030 [Member]
Debt Instruments [Abstract]
Secured Debt	$ 10,000	$ 10,000
Debt Outstanding
Debt Instrument, Interest Rate, Stated Percentage	7.85%	7.85%
Note 5820 Series Due 2032 [Member]
Debt Instruments [Abstract]
Secured Debt	$ 30,000	$ 30,000
Debt Outstanding
Debt Instrument, Interest Rate, Stated Percentage	5.82%	5.82%
Note 5660 Series Due 2032 [Member]
Debt Instruments [Abstract]
Secured Debt	$ 40,000	$ 40,000
Debt Outstanding
Debt Instrument, Interest Rate, Stated Percentage	5.66%	5.66%
Note 5250 Series Due 2035 [Member]
Debt Instruments [Abstract]
Secured Debt	$ 10,000	$ 10,000
Debt Outstanding
Debt Instrument, Interest Rate, Stated Percentage	5.25%	5.25%
Note 4000 Series Due 2042 [Member]
Debt Instruments [Abstract]
Secured Debt	$ 50,000	$ 50,000
Debt Outstanding
Debt Instrument, Interest Rate, Stated Percentage	4.00%	4.00%
Note 4136 Series Due 2046 [Member]
Debt Instruments [Abstract]
Secured Debt	$ 40,000	$ 40,000
Debt Outstanding
Debt Instrument, Interest Rate, Stated Percentage	4.136%	4.14%
Note 3685 Series Due 2047 [Member] [Domain]
Debt Instruments [Abstract]
Secured Debt	$ 75,000	$ 0
Debt Outstanding
Proceeds from Issuance of Debt	$ 75,000
Debt Instrument, Interest Rate, Stated Percentage	3.685%	0.00%
Line of Credit [Member]
Short-term Debt, Other Disclosures [Abstract]
Line of Credit Facility, Maximum Borrowing Capacity	$ 300,000
Line of Credit Facility Contingent Increase To Maximum Borrowing Capacity	450,000
Line of Credit Facility, Amount Outstanding	$ 0	$ 0
Debt Instrument Covenant Consolidated Indebtedness To Capitalization Ratio	70.00%
Letter of Credit [Member]
Short-term Debt, Other Disclosures [Abstract]
Line of Credit Facility, Maximum Borrowing Capacity	$ 100,000
Letters of Credit Outstanding, Amount	$ 0	$ 0